Company Information	12 Months Ended
Dec. 31, 2011
Company Information
1.	Company Information

Nam Tai Electronics, Inc. and subsidiaries (the “Company” or “Nam Tai”) is an electronics manufacturing and design services provider to a selected group of the world’s leading original equipment manufacturers, or OEMs, of telecommunication and consumer electronic products. Through its electronics manufacturing services operations, the Company manufactures electronic components and sub-assemblies, including flexible printed circuit board (“FPCB”), FPCB subassemblies, liquid crystal display (“LCD”) modules, LCD panels, thin film transistor display modules, radio frequency modules, digital audio broadcast modules, internet radio subassemblies, image sensors modules and printed circuit board assemblies. These components, modules and subassemblies are used in numerous electronic products including mobile phones, Internet Protocol phones, notebook computers, digital cameras, electronic toys, handheld video game devices and learning devices. The Company also manufactures finished products, including mobile phone accessories, home entertainment products and educational products.

The Company was founded in 1975 and moved its manufacturing facilities to the People’s Republic of China (the “PRC”) in 1980 to take advantage of lower overhead costs, lower material costs and competitive labor rates available and subsequently relocated to Shenzhen, PRC in order to capitalize on opportunities offered in Southern PRC. The Company was reincorporated as a limited liability International Business Company under the laws of the British Virgin Islands (“BVI”) in August 1987 (which was amended in 2004 as The British Virgin Islands Business Companies Act, 2004). The Company’s principal manufacturing and design operations are based in Shenzhen, approximately 30 miles from the Hong Kong Special Administrative Region (“Hong Kong”). Its PRC headquarters are located in Shenzhen. Some of the subsidiaries’ offices are located in Hong Kong, which provide them access to Hong Kong’s infrastructure of communication and banking facilities. The Company’s principal manufacturing operations are conducted in the PRC. The PRC resumed sovereignty over Hong Kong effective July 1, 1997, and, politically, Hong Kong is an integral part of the PRC. However, for simplicity and as a matter of definition only, our references to PRC in these consolidated financial statements mean the PRC and all of its territories excluding Hong Kong.

Prior to fiscal year 2010, the Company operated in three reportable segments - telecommunication components assembly (“TCA”), consumer electronics and communication products (“CECP”), and LCD products (“LCDP”). In 2010, the Company’s business was consolidated into two segments, TCA and CECP, following the merger of the Company’s two PRC subsidiaries. The Chief Operating Decision Maker reviews the segment results by two segments, TCA and CECP, when allocating resources and assessing performance. The change in segment reporting was due to the following:

•	Most of the LCDP business has been LCD module assembly for telecommunication products since 2010, which is similar to the business operated by TCA; and

•	Since the merger, the combined segments can now be run by a single management team.

In view of the similarity of the products, the Company has merged the LCDP segment into the TCA segment. The results of the former LCDP segment were included in the TCA segment since 2010. In addition, the Company’s FPCB business was too small to be designated as a separate business segment in 2011.

Management continue to evaluate their segmentation on an ongoing basis. In reviewing their segmentation, they note that the Company discontinued CECP production for Bluetooth headsets and calculators with two major box-built customers in the fourth quarter of 2010. If the CECP segment falls below the threshold prescribed under Financial Accounting Standard Board (“FASB”) Accounting Standards Codification (“ASC”) 280-10-50-12, they will combine this segment with the TCA segment and will not disclose separate CECP segment information starting in the first quarter of 2012.